SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Jul. 31, 2011	Oct. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
7. SHAREHOLDERS’ EQUITY

Series B Preferred Stock Financing

On July 19, 2010, the Company entered into a Series B Preferred Stock Purchase Agreement with Optimus (the “Series B Purchase Agreement”), pursuant to which Optimus agreed to purchase, upon the terms and subject to the conditions set forth therein and described below, up to $7.5 million of the Company’s newly authorized, non-convertible, redeemable Series B preferred stock (“Series B Preferred Stock”) at a price of $10,000 per share.  Under the terms of the Series B Purchase Agreement, subject to the Company’s ability to maintain an effective registration statement for the Warrant Shares (as defined below), the Company may from time to time until July 19, 2013, present Optimus with a notice to purchase a specified amount of Series B Preferred Stock. Subject to satisfaction of certain closing conditions, Optimus is obligated to purchase such shares of Series B Preferred Stock on the 10th trading day after the date of the notice. The Company will determine, in its sole discretion, the timing and amount of Series B Preferred Stock to be purchased by Optimus, and may sell such shares in multiple tranches. Optimus will not be obligated to purchase the Series B Preferred Stock upon the Company’s notice (i) in the event the average closing sale price of the Company’s common stock during the nine trading days following delivery of such notice falls below 75% of the closing sale price of the Company’s common stock on the trading day prior to the date such notice is delivered to Optimus, or (ii) to the extent such purchase would result in the Company and its affiliates beneficially owning more than 9.99% of the Company’s outstanding common stock.  The Series B Preferred Stock is only redeemable at the option of the Company as set forth in the Company’s Certificate of Designations of Preferences, Rights and Limitations of Series B Preferred Stock and not otherwise subject to redemption or repurchase by the Company in any circumstances.

Pursuant to the Series B Purchase Agreement, on July 19, 2010, the Company issued to an affiliate of Optimus a three-year warrant to purchase up to 40,500,000 shares of the Company’s common stock (the “Warrant Shares”), at an initial exercise price of $0.25 per share, subject to adjustment as described below.  The warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Series B Purchase Agreement. On each tranche notice date, that portion of the warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date. On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date. The exercise price of the warrant may be paid (at the option of the affiliate of Optimus) in cash or by its issuance of a four-year, full-recourse promissory note, bearing interest at 2% per annum, and secured by a specified portfolio of assets. However, such promissory note is not due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Series B Preferred Stock issued or outstanding.

On April 4, 2011,the  Company and Optimus  entered into an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010  between the Company and Optimus.  Under the amendment Optimus  remains obligated, from time to time until July 19, 2013, to purchase up to an additional 284 shares of non-convertible, redeemable Series B Preferred Stock, $0.001 par value per share (the “ Series B Preferred Stock ”) at a purchase price of $10,000 per share upon notice from the Company to the Investor, subject to the satisfaction of certain conditions set forth in the Purchase Agreement.

In order to satisfy certain conditions set forth in the Purchase Agreement that would allow the Company to require the Investor to purchase the remaining shares of Series B Preferred Stock under the Purchase Agreement, the Amendment provides that, among other things, the Company will issue to the Holder a three-year warrant (the “ Additional Warrant ”) to purchase up to an additional 25,560,000 shares of the Company’s common stock, at an initial exercise price of $0.15 per share, subject to adjustment as described below.  The Additional Warrant will become exercisable on the earlier of (i) the date on which a registration statement registering for resale the shares of the Company’s common stock issuable upon exercise of the Additional Warrant (the “ Warrant Shares ”) becomes effective and (ii) the first date on which such Warrant Shares are eligible for resale without limitation under Rule 144 (assuming a cashless exercise of the Additional Warrant).  The Additional Warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Purchase Agreement.  On each tranche notice date, that portion of the Additional Warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date.  On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the Additional Warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date.  The exercise price of the Additional Warrant may be paid (at the option of the Investor) in cash or by the Investor’s issuance of a four-year, full-recourse promissory note (each, a “ Promissory Note ”), bearing interest at 2% per annum, and secured by specified portfolio of assets.  However, no Promissory Note will be due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Company’s Series B Preferred Stock issued or outstanding.  The Additional Warrant also provides for cashless exercise in certain circumstances. If a “Funding Default” (as such term is defined in the Additional Warrant) occurs and the Additional Warrant has not previously been exercised in full, the Company has the right to demand surrender of the Additional Warrant (or any remaining portion thereof) without compensation, and the Additional Warrant will automatically be cancelled.

On April 4, 2011, the Company and the Holder also entered into an Amended and Restated Security Agreement to ensure that any Promissory Note issued upon exercise of the Additional Warrant will be entitled to the benefits of the security and collateral provisions of the Security Agreement dated as of July 19, 2010.

From November 1, 2010, through July 31, 2011 the Company issued and sold 177 shares of non-convertible, redeemable Series B Preferred Stock to Optimus pursuant to the terms of a Preferred Stock Purchase.  Prior to closing on the Preferred Stock purchase, the company received $300,000 from Optimus in exchange for promissory notes (subsequently repaid at closing).  The Company received gross proceeds of $1.47 million (net proceeds of $1.34 million) from this transaction.

In connection with these transactions, Optimus exercised 15,752,903 warrants at exercise prices ranging from $.15 to $.155. In addition, on April 4, 2011, under an amendment to the Preferred Stock Purchase Agreement dated July 19, 2010, the Company issued Optimus a three-year warrant to purchase 25,560,000 shares of the Company’s common stock at an initial exercise price of $0.15.  As of July 31, 2011, 25,610,038 warrants remained outstanding.

As of July 31, 2011, the Company continued to have 284 shares of its Series B Preferred Stock available for sale to Optimus at a gross purchase price of $10,000.  Under the terms of the May 2011 Notes, the Company may issue Optimus securities only to the extent the net proceeds of such issuance are used to repay May 2011 Noteholders.

Warrants

During the three months ending July 31, 2011, investors in the Company exercised 4,642,811 warrants at a price of $0.15 per share, resulting in total proceeds to the Company of approximately $696,000.  For the nine months ended July 31, 2011, investors in the Company exercised 7,233,341 warrants at a price of $0.15, resulting in total proceeds to the Company of approximately $1,085,000 In addition, in an effort to reduce the number of the warrants outstanding from the October 17, 2007 private placement by Advaxis, Inc. (the “Company”), the Company has entered into exchange agreements with certain of the holders of such warrants pursuant to which such holders received shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), and/or warrants to purchase shares of Common Stock in amounts that were determined in such negotiations. As of July 31, 2011, the Company has exchanged October 2007 warrants to purchase 25,844,458 shares of Common Stock in return for 5,840,748 shares of Common Stock and new warrants to purchase an 11,096,297 shares of Common Stock. The new warrants issued pursuant to the exchanges are identical to the October 2007 warrants, except that such warrants do not contain any economic anti-dilution adjustment.  Therefore, the Company reduced the total number of outstanding warrants, subject to anti-dilution provisions, from approximately 83.7 million to 53.5 million warrants.

On June 24, 2011, certain institutional investors who had previously acquired warrants (the “New Warrants”) to purchase 11,096,297 shares of Advaxis, Inc.’s common stock (“Common Stock”) in exchange for certain outstanding warrants held by such institutional investors and originally issued on or about October 17, 2007 (the “October 2007 Warrants”) (which New Warrants are identical to the October 2007 Warrants, except that the New Warrants do not contain any economic anti-dilution adjustment rights), sold the New Warrants to certain individual investors, including Thomas A. Moore, Advaxis, Inc.’s Chief Executive Officer and Chairman of its Board of Directors, for an aggregate purchase price of $350,000 (the “Transaction”).  Pursuant to the terms and conditions of the Transaction, Mr. Moore received New Warrants exercisable into 3,698,765 shares of Common Stock.

Some of our warrants (except the warrants issued to an affiliate of Optimus) contain “full-ratchet” anti-dilution provisions originally set at $0.20 with a term of five years.  The Optimus transaction on January 11, 2010 triggered the anti dilution provisions of the warrant agreements requiring a reset of both the price of these warrants (from $.20 to $.17) and an increase in amount of warrants.  Subsequently, the Optimus transaction on September 28, 2010 triggered the anti-dilution provisions of the warrant agreements requiring a reset of both the price of these warrants (from $0.17 to $0.15) and an increase in the amount of warrants.  Therefore, any future financial offering or instrument issuance below $0.15 per share of the Company’s common stock or warrants will cause further anti-dilution and/or repricing provisions in approximately 53.5 million of our outstanding warrants.

11. SHAREHOLDERS’ EQUITY :

Series A Preferred Stock Equity Financing

 For the twelve months ended October 31, 2010, the Company issued and sold 500 shares of nonconvertible, redeemable Series A Preferred Stock (“Series A Preferred Stock”) to Optimus Life Sciences Capital Partners LLC (“the Investor”) pursuant to the terms of a Preferred Stock Purchase Agreement between the Company and the Investor dated September 24, 2009 (the “Series A Purchase Agreement”).  The aggregate purchase price for the shares of Series A Preferred Stock was $5,000,000 (of which the Company received approximately $4,488,000, net of registration statement costs, commitment and legal fees of approximately $512,000).  No more shares of Series A Preferred Stock remain available under the Series A Purchase Agreement.

 In connection with the issuance by the Company of Series A Preferred Stock, described above, an affiliate of the Investor exercised warrants to purchase 36,568,000 shares of the Company’s common stock at exercise prices ranging from $0.17 to $0.20 per share.  The Company, the affiliate and the Investor also agreed to waive certain terms and conditions in the Series A Purchase Agreement and such warrants in order to permit the affiliate of the Investor to exercise such warrants and acquire beneficial ownership of more than 4.99% of the Company’s common stock on the date of exercise.  As permitted by the terms of such warrants, the aggregate exercise price of approximately $6,758,000 to be received by the Company is payable pursuant to 4 year full recourse promissory notes bearing interest at the rate of 2% per annum.

Series B Preferred Stock Financing

On July 19, 2010, the Company entered into a Series B Preferred Stock Purchase Agreement with Optimus (the “Series B Purchase Agreement”), pursuant to which the Investor agreed to purchase, upon the terms and subject to the conditions set forth therein and described below, up to $7.5 million of the Company’s newly authorized, non-convertible, redeemable Series B preferred stock (“Series B Preferred Stock”) at a price of $10,000 per share.  Under the terms of the Series B Purchase Agreement, and after the SEC has declared effective a registration statement relating to the Warrant Shares (as defined below), the Company may from time to time until July 19, 2013, present Optimus with a notice to purchase a specified amount of Series B Preferred Stock. Subject to satisfaction of certain closing conditions, the Investor is obligated to purchase such shares of Series B Preferred Stock on the 10th trading day after the date of the notice. The Company will determine, in its sole discretion, the timing and amount of Series B Preferred Stock to be purchased by the Investor, and may sell such shares in multiple tranches. The Investor will not be obligated to purchase the Series B Preferred Stock upon the Company’s notice (i) in the event the average closing sale price of the Company’s common stock during the nine trading days following delivery of such notice falls below 75% of the closing sale price of the Company’s common stock on the trading day prior to the date such notice is delivered to the Investor, or (ii) to the extent such purchase would result in the Company and its affiliates beneficially owning more than 9.99% of the Company’s outstanding common stock.

            On July 19, 2010, the Company issued 500 shares of Series B Preferred Stock to the Investor (“Series B Exchange Shares”) in exchange for the 500 shares of Series A Preferred Stock issued under the Series A Purchase Agreement so that all shares of the Company’s preferred stock held or subsequently purchased by the Investor under the Series B Purchase Agreement would be redeemable upon substantially identical terms.

Pursuant to the Series B Purchase Agreement, on July 19, 2010, the Company issued to an affiliate of the Investor a three-year warrant to purchase up to 40,500,000 shares of the Company’s common stock (the “Warrant Shares”), at an initial exercise price of $0.25 per share, subject to adjustment as described below.  The warrant will become exercisable on the earlier of (i) the date on which a registration statement registering for resale the shares of common stock issuable upon exercise of the warrant becomes effective and (ii) the first date on which such Warrant shares are eligible for resale without limitation under Rule 144 (assuming a cashless exercise of the warrant).  The warrant consists of and is exercisable in tranches, with a separate tranche being created upon each delivery of a tranche notice under the Series B Purchase Agreement. On each tranche notice date, that portion of the warrant equal to 135% of the tranche amount will vest and become exercisable, and such vested portion may be exercised at any time during the exercise period on or after such tranche notice date. On and after the first tranche notice date and each subsequent tranche notice date, the exercise price of the warrant will be adjusted to the closing sale price of a share of the Company’s common stock on the applicable tranche notice date. The exercise price of the warrant may be paid (at the option of the affiliate of the Investor) in cash or by its issuance of a four-year, full-recourse promissory note, bearing interest at 2% per annum, and secured by a specified portfolio of assets. However, such promissory note is not due or payable at any time that (a) the Company is in default of any preferred stock purchase agreement for Series B Preferred Stock or any warrant issued pursuant thereto, any loan agreement or other material agreement or (b) there are any shares of the Series B Preferred Stock issued or outstanding.

For the period between July 19, 2010 and October 31, 2010 the Company issued and sold 289 shares of nonconvertible, redeemable Series B Preferred Stock (“Series B Preferred Stock”) to Optimus Life Sciences Capital Partners LLC (“the Investor”) pursuant to the terms of the Series B Agreement between the Company and the Investor dated July 19, 2010.  The aggregate purchase price for the shares of Series B Preferred Stock was $2,890,000 (of which the company received $2,545,000, net of commitment and legal fees of $345,000).

In connection with the issuance by the Company of the Series B Preferred Stock described above, an affiliate of the Investor exercised  warrants to purchase 24,697,059 shares of the Company’s common stock at exercise prices ranging from $0.15 to $0.17 per share.  The Company, the affiliate and the Investor also agreed to waive certain terms and conditions in the Series B Purchase Agreement and such warrants in order to permit the affiliate of the Investor to exercise such warrants and acquire beneficial ownership of more than 4.99% of the Company’s common stock on the date of exercise.  As permitted by the terms of such warrants, the aggregate purchase price of approximately $3,901,500 received by the Company is payable pursuant to four year, full recourse promissory notes bearing interest at the rate of 2% per annum.

On September 28, 2010, Advaxis, Inc. (the “ Company ”) issued and sold 165 shares of Series B preferred stock (part of the 289  preferred shares sold between July 19, 2010 and October 31, 2010) to Optimus pursuant to the terms of the Series B Purchase Agreement.  The aggregate purchase price for the shares of Series B Preferred Stock was $1.65 million (of which the Company received $1.505 million.  The Company has agreed to pay a fee of $140,000 to the Investor in consideration of (i) the closing of the purchase of the Series B Preferred Stock taking place prior to 10 trading days following the delivery of the tranche notice as required by the Purchase Agreement, (ii) the Investor allowing the Company to increase the amount of the original tranche notice after it was originally delivered to the Investor and (iii) the waiver by the Investor of a closing condition under the Purchase Agreement.  As of September 28, 2010, 461 shares of Series B Preferred Stock remained available for sale under the Series B Purchase Agreement.

In connection with the September 28, 2010 issuance by the Company of the Series B Preferred Stock described above, an affiliate of Optimus exercised a warrant to purchase 14,850,000 shares of the Company’s common stock at an exercise price of $0.15 per share.  As permitted by the terms of these warrants, the aggregate exercise price of approximately $2,227,500 received by the Company is payable pursuant to four-year full recourse promissory notes bearing interest at the rate of 2% per year.

Warrants

Almost all of our warrants (except the warrants issued to an affiliate of Optimus) contain “full-ratchet” anti-dilution provisions originally set at $0.20 with a term of five years.  The Optimus exercise of warrants on January 11, 2010 triggered the anti dilution provisions of the warrant agreements requiring a reset of both the price of these warrants (from $.20 to $.17) and an increase in amount of warrants.  Subsequently, the Optimus exercise of warrants on September 28, 2010 triggered the anti-dilution provisions of the warrant agreements requiring a reset of both the price of these warrants (from $0.17 to $0.15) and an increase in the amount of warrants.  Therefore, any future financial offering or instrument issuance below $0.15 per share of the Company’s common stock or warrants (subject to certain exceptions) will cause further anti-dilution and/or repricing provisions in   the above mentioned 87.4 million outstanding warrants (see table in Note 5). During September 2010, the company issued additional warrants to bridge note holders to mirror the “ratchet effect” warrants and repricing of the 2007 Private Placement transaction. In September 2010, the company issued approximately 1.9 million of such warrants to bridge note holders, valued using the BSM model, at approximately, $206,000.